financial instruments - Market risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (1)	$ (2)
Other comprehensive income sensitivity to increase in risk variable		(2)
Comprehensive income sensitivity to increase in risk variable	(1)	(4)
Net income sensitivity to decrease in risk variable	1	2
Other comprehensive income sensitivity to decrease in risk variable	1	3
Comprehensive income sensitivity to decrease in risk variable	$ 2	$ 5
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Other comprehensive income sensitivity to increase in risk variable	$ 14	$ (80)
Comprehensive income sensitivity to increase in risk variable	14	(80)
Other comprehensive income sensitivity to decrease in risk variable	(14)	80
Comprehensive income sensitivity to decrease in risk variable	(14)	80
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(1)	(2)
Other comprehensive income sensitivity to increase in risk variable	107	93
Comprehensive income sensitivity to increase in risk variable	106	91
Net income sensitivity to decrease in risk variable	1	2
Other comprehensive income sensitivity to decrease in risk variable	(112)	(98)
Comprehensive income sensitivity to decrease in risk variable	$ (111)	$ (96)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Other comprehensive income sensitivity to increase in risk variable	$ (54)	$ (4)
Comprehensive income sensitivity to increase in risk variable	(54)	(4)
Other comprehensive income sensitivity to decrease in risk variable	54	4
Comprehensive income sensitivity to decrease in risk variable	54	4
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(107)	(95)
Comprehensive income sensitivity to increase in risk variable	(107)	(95)
Other comprehensive income sensitivity to decrease in risk variable	113	101
Comprehensive income sensitivity to decrease in risk variable	$ 113	$ 101
Equity contributed, Common shares
Market risks
Data period for share price volatility		12 months
Share price volatility for sensitivity analysis (as a per cent)		9.90%
Common Share compensation awards accounted for as liability instruments	0
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable		$ (5)
Other comprehensive income sensitivity to increase in risk variable		5
Net income sensitivity to decrease in risk variable		13
Other comprehensive income sensitivity to decrease in risk variable		(5)
Comprehensive income sensitivity to decrease in risk variable		$ 8